Note 7 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen
	2017	2018

Data communications equipment	¥15,013,565	¥18,544,180
Office and other equipment	2,875,548	2,522,740
Land	537,889	2,038,726
Buildings	1,663,326	2,151,069
Leasehold improvements	4,061,909	4,182,013
Capitalized software	33,335,560	36,624,979
Assets under capital leases, primarily data communications equipment	32,854,630	35,821,498
Total	90,342,427	101,885,205
Less accumulated depreciation and amortization	(50,566,983)	(55,470,955)

Property and equipment—net	¥39,775,444	¥46,414,250

Schedule of Capitalized Software, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2019	¥3,689,048
2020	3,323,134
2021	2,744,928
2022	2,246,229
2023	1,275,916